Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
As of December 31, 2023, and June 30, 2024, balances with related parties consisted of the following:
	December 31, 2023	June 30, 2024
Assets:
Due from Castor Ships (a) – current	$2,283,209	$578,154
Due from Castor Ships (a) – non-current	4,504,340	3,275,020
Due from Pavimar (b) – current	3,366,959	984,068
Investment in Toro (c) – non-current	117,537,135	117,544,913

Liabilities:
Due to Toro (d) – current	541,666	555,556
Due to other related parties (e)	—	324,000